Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Held for sale	$ 297,878	$ 175,555
Held for consumption	5,419	5,271
Total	303,297	180,826
Marine Fuel Oil
Held for sale	270,066	141,590
Held for consumption	4,477	4,145
Marine Gas Oil
Held for sale	27,812	33,965
Lubricants
Held for consumption	809	972
Stores
Held for consumption	20	24
Victuals
Held for consumption	$ 113	$ 130